Business Combination	6 Months Ended
Jun. 30, 2024
Common Control Acquisition [Abstract]
Business Combination	Business Combination
Euronav and CMB NV (“CMB”), its controlling shareholder, announced on December 22, 2023, that they entered into a share purchase agreement for the acquisition of 100% of the shares in CMB.TECH NV
(“CMB.TECH”) (the “Transaction”) for a purchase price of USD 1.15 billion in cash. CMB.TECH is a diversified future-proof maritime group. CMB.TECH builds, owns, operates and designs large marine and industrial applications that run on dual-fuel diesel-hydrogen and diesel-ammonia engines and monofuel hydrogen engines. CMB.TECH offers hydrogen and ammonia fuel that it either produces or sources from external produces to its customers.
CMB.TECH is active throughout the full hydrogen value chain through three different divisions: Marine, H2 infra, and H2 Industry. The value creation of the new strategy is driven by CMB.TECH’s “future-proof” fleet of 106 vessels, of which 46 are under construction.
The Transaction fits into the Company’s renewed strategy of diversification, decarbonization and accelerated optimization of the Company’s current crude oil tanker fleet. The parties believe that the
Transaction will lead to the creation of the leading, future proof shipping platform, with the Company becoming the reference in sustainable shipping. CMB and Euronav believe that the addition of CMB.TECH to Euronav’s business will enable a flywheel strategy – positioning the Group to tap into each step of the energy transition towards low carbon shipping, with a clear vision on value creation for its shareholders.
Euronav’s older tanker tonnage provides excellent opportunities to recycle capital over time into more future proof, attractive and diversified end-markets and contract types. In addition, Euronav’s current customer portfolio is located at the centre of the energy transition and looking for low-carbon tanker shipping services.
The transaction was approved by an Extraordinary General Meeting on February 7, 2024 and has been completed on February 8, 2024.
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

(in thousands of USD)	Note
Vessels	12	425,564
Assets under construction	12	478,235
Other tangible assets	12	23,650
Intangible assets	13	3,538
Investments in equity accounted investees	25	12,399
Receivables	-	16,514
Deferred tax assets	-	5,414
Current assets	-	57,128
Cash and cash equivalents	-	4,176
LT loans and borrowings	-	(532,439)
Provisions	-	(111)
Current liabilities	-	(138,038)
Total identifiable net assets acquired		356,030

(in thousands of USD)
Consideration transferred	-	1,153,000
Total identifiable net assets acquired	-	356,030
		796,970
Current assets are comprised of trade debtors, inventory and deferred charges. Current liabilities are primarily constituted by short-term loans and borrowings related to the newbuild program, trade debts and accrued costs and deferred income related to the shipping activities.
The transaction has been considered as a transaction under common control and therefore IFRS 3 does not apply. Hence book value accounting was applied which resulted in the recognition of an adjustment of
USD 797 million in retained earnings to reflect the difference between the consideration paid and the identifiable net assets acquired.
Contribution to revenue and profit/loss
Since their acquisition by the Group, the acquired companies contributed revenue of USD 67.9 million and a gain of USD 13.7 million to the Group’s consolidated results for the six months ended June 30, 2024. If the acquisition had occurred on 1 January 2024, management estimates that the Group’s consolidated revenue for the six months ended June 30, 2024 would have been USD 501.7 million and consolidated profit for the  six months period ended June 30, 2024 would have been USD 678.9 million.
Acquisition related costs
The Group incurred approximately USD 1.0 million of legal fees, mainly related to due diligence costs and advisory fees. These acquisition-related costs for the business combination were expensed as incurred and are included in 'General and administrative expenses'.